Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 010
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
A summary by level within the fair value hierarchy (as defined above) of the Plan’s investments measured at fair value on a recurring basis is as follows:

	Level 1	Level 2	December 31, 2025

Registered investment companies	$350,602,752	$—	$350,602,752
Company common stock fund	—	21,634,975	21,634,975
Total investments in fair value hierarchy	350,602,752	21,634,975	372,237,727
Common collective trusts measured at net asset value (1)	—	—	385,638,305
Total investments, at fair value	$350,602,752	$21,634,975	$757,876,032

	Level 1	Level 2	December 31, 2024

Registered investment companies	$322,899,889	$—	$322,899,889
Company common stock fund	—	33,639,899	33,639,899
Total investments in fair value hierarchy	322,899,889	33,639,899	356,539,788
Common collective trusts measured at net asset value (1)	—	—	334,344,077
Total investments, at fair value	$322,899,889	$33,639,899	$690,883,865
(1)    The common collective trusts are measured at the net asset value of units held at December 31, 2025 and December 31, 2024. In accordance with ASC 820, certain investments that are measured at fair value using the NAV per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in the above totals are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statements of net assets available for benefits. Redemptions for common collective trusts are allowed daily without any restrictions or notice periods, and there are no unfunded commitments.